Convertible bonds - Additional Information (Detail) ¥ in Thousands			4 Months Ended	12 Months Ended
	Sep. 05, 2023 USD ($)	Jul. 06, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure Of Convertible Notes [Line Items]
Debt instruments issued			$ 25,000,000
Convertible Instrument Rate			5.00%
Debt securities price			$ 25,000,000
LMR Converted an aggregated amount			$ 36,000,000	¥ 319,335
July 3, 2024
Disclosure Of Convertible Notes [Line Items]
Debt instruments issued		$ 30,000,000
Borrowings maturity		July 3, 2024
September 2, 2024
Disclosure Of Convertible Notes [Line Items]
Debt instruments issued	$ 40,000,000
Borrowings maturity	September 2, 2024